SUPPLEMENTARY BALANCE SHEET INFORMATION - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Text Block Supplement [Abstract]
Government institutions	$ 314	$ 135
Employees	2	10
Interest receivable	84	258
Sundry	86	90
Other current assets	$ 486	$ 493